Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Schedule of shares of participating securities in earnings

	Year ended December 31,
	2011	2010	2009

Income from continuing operations	$13	$15	$15
Income from discontinued operations	—	—	3

Net income	$13	$15	$18

Schedule of components of weighted average number of shares

	Year ended December 31,
	2011	2010	2009

Shares for basic earnings per share (1)	335.5	293.4	283.2
Potentially issuable common shares	5.4	4.7	7.9

Shares for diluted earnings per share	340.9	298.1	291.1

(1)
Includes 7.6 million, 6.1 million and 6.9 million shares of participating securities for the years ended December 31, 2011, 2010, and 2009 respectively.

Components of other comprehensive income (loss) and the related tax effects

Year ended December 31, 2011	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative losses arising during the year	$(44)	$15	$(29)
Reclassification adjustment	25	(9)	16

Net change in derivative losses	(19)	6	(13)
Net foreign exchange translation adjustments	(46)	3	(43)
Net post-retirement benefit obligation	(593)	197	(396)

Total other comprehensive loss	(658)	206	(452)
Less: other comprehensive income attributable to noncontrolling interest	1	—	1

Other comprehensive loss attributable to Aon stockholders	$(659)	$206	$(453)

Year ended December 31, 2010	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative losses arising during the year	$(31)	$10	$(21)
Reclassification adjustment	(5)	2	(3)

Net change in derivative losses	(36)	12	(24)
Net foreign exchange translation adjustments	(92)	(43)	(135)
Net post-retirement benefit obligation	(76)	35	(41)

Total other comprehensive loss	(204)	4	(200)
Less: other comprehensive loss attributable to noncontrolling interests	(2)	—	(2)

Other comprehensive loss attributable to Aon stockholders	$(202)	$4	$(198)

Year ended December 31, 2009	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative gains arising during the year	$11	$(4)	$7
Reclassification adjustment	10	(4)	6

Net change in derivative gains	21	(8)	13
Decrease in unrealized gains/losses	(17)	6	(11)
Reclassification adjustment	(2)	1	(1)

Net change in unrealized investment losses	(19)	7	(12)
Net foreign exchange translation adjustments	198	5	203
Net post-retirement benefit obligations	(583)	170	(413)

Total other comprehensive loss	(383)	174	(209)
Less: other comprehensive income attributable to noncontrolling interests	4	—	4

Other comprehensive loss attributable to Aon stockholders	$(387)	$174	$(213)

Components of other comprehensive income (loss), net of related tax

As of December 31	2011	2010	2009

Net derivative losses	$(37)	$(24)	$—
Net unrealized investment gains (1)	—	—	44
Net foreign exchange translation adjustments	124	168	301
Net postretirement benefit obligations	(2,457)	(2,061)	(2,020)

Accumulated other comprehensive loss, net of tax	$(2,370)	$(1,917)	$(1,675)

(1)
Reflects the impact of adopting new accounting guidance which resulted in the consolidation of PEPS I effective January 1, 2010.

Pretax changes in net unrealized investment gains (losses) including investments reported as assets held-for sale

Years ended December 31	2011	2010	2009

Fixed maturities	$—	$—	$(3)
Other investments	—	—	(16)

Total	$—	$—	$(19)

Components of net unrealized investment gains including investments reported as assets held-for-sale

As of December 31	2011	2010	2009

Other investments	$—	$—	$69
Deferred taxes	—	—	(25)

Net unrealized investment gains	$—	$—	$44